UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22478

Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave, NW, Suite 500

Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave, NW, Suite 500

Washington, DC 20015

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 286-2268

Date of fiscal year end: April 30

Item 1. Proxy Voting Record

No votes were cast for the period July 1, 2012 – June 30, 2013.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bennett Group of Funds

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	August 13, 2013